SCHEDULE OF INVESTMENT IN AFFILIATED COMPANY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Investments, All Other Investments [Abstract]
As of the ending balance		[1]	$ (448)	[1]	$ 1,345
Loans Payable, Noncurrent			448
Total Investment in affiliated company, net
In-Process Research and Development asset expensed as incurred			(1,345)
Accumulated net losses			$ (448)
Revaluation of investment in affiliated company at fair value	1,623
Amount classified to the cost of subsidiary in acquisition achieved in stages upon obtaining control	$ (1,623)

[1]	The investment in affiliated company as follows: